INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Carrying Value of Investment (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Aug. 29, 2013
Common Stock, Issued	15,246,734	223,455
Eliminatin of inter-company advances on consolidation of Oxford City Football Club (Trading) Limited		$ 173,414
Share of loss of Oxford City Football Club (Trading) Limited		(17,045)
Carrying value of investment	0	162,814
SEA Agmt
Common Stock, cash proceeds			$ 6,445
Common Stock, Issued			75,000